Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31
	2021	2020
Cost:
Laboratory equipment	$2,765	$1,882
Greenhouse equipment	713	713
Computer equipment	167	280
Office furniture	216	195
Leasehold improvements	2,629	2,431
Vehicles	251	84
	6,741	5,585
Less:
Accumulated depreciation	(4,013)	(3,479)
Property and Equipment, net	$2,728	$2,106